Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Obra High Grade Structured Products ETF
Shareholder Report [Line Items]
Fund Name	Obra High Grade Structured Products ETF
Class Name	Obra High Grade Structured Products ETF
Trading Symbol	OGSP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Obra High Grade Structured Products ETF for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OGSP	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 26,393,881
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	35.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets	$26,393,881
Number of Holdings	50
Annual Portfolio Turnover	35.58%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Elmwood CLO 23 Ltd, 8.29%, 04/16/36	3.2%
Dryden 105 CLO Ltd, 8.38%, 04/18/36	3.1%
Hotwire Funding LLC, 5.69%, 05/20/53	2.9%
AGL CLO 30 Ltd, 7.58%, 04/21/37	2.9%
GWT 2024-WLF2, 7.54%, 05/15/41	2.9%
Antares CLO 2021-1 Ltd, 9.45%, 07/25/33	2.5%
Ivy Hill Middle Market Credit Fund XXI Ltd, 8.73%, 07/18/35	2.5%
Madison Park Funding LXI Ltd, 8.18%, 01/20/37	2.5%
GRACIE POINT INTERNATIONAL FUNDING 2023-2, 9.37%, 03/01/27	2.4%
Madison Park Funding XIV Ltd, 7.74%, 10/22/30	2.4%

Obra Opportunistic Structured Products ETF
Shareholder Report [Line Items]
Fund Name	Obra Opportunistic Structured Products ETF
Class Name	Obra Opportunistic Structured Products ETF
Trading Symbol	OOSP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Obra Opportunistic Structured Products ETF for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OOSP	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 16,598,238
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets	$16,598,238
Number of Holdings	43
Annual Portfolio Turnover	27.48%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Hotwire Funding LLC, 7.00%, 05/20/53	3.8%
Texas Debt Capital CLO 2023-I Ltd, 10.38%, 04/20/36	3.5%
Octagon 67 Ltd, 10.48%, 04/25/36	3.4%
ACHM Trust 2023-HE1, 7.00%, 11/25/37	3.2%
Kobalt Music Assets LP, 6.63%, 04/07/64	3.1%
Oaktree CLO 2023-2 Ltd, 10.73%, 07/20/36	3.1%
Benefit Street Partners CLO XXXI Ltd, 10.28%, 04/25/36	3.1%
Bain Capital CLO 2024-1 Ltd, 9.17%, 04/16/37	3.1%
GRACIE POINT INTERNATIONAL FUNDING 2023-2, 9.37%, 03/01/27	3.0%
Balboa Bay Loan Funding 2023-1 Ltd, 9.08%, 04/20/36	3.0%